GENERAL (Tables)	12 Months Ended
Dec. 31, 2015
GENERAL [Abstract]
Schedule of pro forma revenues
	Year ended December 31,
	2015	2014
	Unaudited	Unaudited

Total revenues	$10,171	$7,877

Net loss	$19,370	$22,577